Loans - Summary of Undrawn Credit Facilities and Other Off Balance Sheet Exposures (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025	Jul. 31, 2025
Disclosure of internal credit grades [line items]
ECL allowance	$ 337	$ 350		$ 303
Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	508,009		$ 477,814
Retail [member]
Disclosure of internal credit grades [line items]
ECL allowance	179		185
Retail [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	220,992		213,209
Retail [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	220,813		213,024
Retail [member] | Exceptionally Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	183,915		176,230
Retail [member] | Very Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	18,025		14,809
Retail [member] | Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	14,104		16,572
Retail [member] | Medium [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,148		3,957
Retail [member] | High [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,126		967
Retail [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	50		46
Retail [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	624		628
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	158		162
Business and government [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	287,354		264,952
Business and government [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	287,196		264,790
Business and government [member] | Investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	197,425		180,075
Business and government [member] | Non-investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	87,858		82,568
Business and government [member] | Watch list [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,012		1,103
Business and government [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	211		217
Business and government [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	848		989
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	148	142		119
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	499,248		469,020
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	57		54
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	217,324		208,758
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	217,267		208,704
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Exceptionally Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	183,788		176,040
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Very Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	17,560		14,237
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	13,092		14,867
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Medium [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,087		2,449
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | High [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	181		545
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	616		620
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	91		93
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	282,072		260,409
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	281,981		260,316
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	196,650		179,496
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Non-investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	84,627		79,909
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Watch list [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	25		57
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	770		947
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	180	202		176
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	8,509		8,538
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	122		131
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,618		4,405
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,496		4,274
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Exceptionally Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	127		190
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Very Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	465		572
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,012		1,705
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Medium [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,061		1,508
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | High [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	945		422
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	8		8
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	58		62
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,071		4,326
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,013		4,264
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	775		579
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Non-investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,231		2,659
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Watch list [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	987		1,046
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	78		42
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	9	$ 6		$ 8
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	252		256
Stage 3 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	50		46
Stage 3 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	50		46
Stage 3 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments credit-impaired [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	50		46
Stage 3 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	9		7
Stage 3 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	211		217
Stage 3 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	202		210
Stage 3 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments credit-impaired [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	$ 211		$ 217